Guarantor and Non-Guarantor Financial Statements - Schedule of Consolidated Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Net revenue		$ 1,295.1	$ 1,216.5	$ 1,694.8	$ 1,531.8	$ 1,480.4
Cost of products sold		900.2	823.4	1,136.2	1,029.7	1,039.5
Gross Margin		394.9	393.1	558.6	502.1	440.9
Selling, general and administrative expenses		251.7	242.3	348.1	288.3	270.1
Impairment charges and (gain)/loss on sale of assets		4.6	(1.4)	1.8	3.6	214.8
Restructuring and other		12.7	12.6	19.5	12.5	17.7
Property and casualty (gain)/losses, net	4.1	0	(10.5)	(8.8)	11.6
Operating earnings/(loss)		125.9	150.1	198.0	186.1	(61.7)
Interest expense, net		160.7	131.2	183.2	165.5	161.0
Other (income)/expense, net		20.3	(3.1)	(3.8)	26.0	(7.3)
Earnings/(loss) from continuing operations before income taxes		(55.1)	22.0	18.6	(5.4)	(215.4)
Income tax (benefit)/expense		5.9	19.0	16.5	23.7	21.9
Earnings/(loss) from continuing operations		(61.0)	3.0	2.1	(29.1)	(237.3)
Earnings/(loss) from discontinued operations		(4.9)	(4.0)	(41.3)	(21.0)	(49.7)
Net earnings/(loss)		(65.9)	(1.0)	(39.2)	(50.1)	(287.0)
Net earnings/(loss) attributable to noncontrolling interest		0	1.2	1.2	3.9	2.6
Net earnings/(loss) attributable to Catalent		(65.9)	(2.2)	(40.4)	(54.0)	(289.6)
Other comprehensive income/(loss) attributable to Catalent, net of tax		(3.7)	7.0
Comprehensive income/(loss) attributable to Catalent		(69.6)	4.8	(80.8)	45.8	(347.2)
Issuer
Condensed Financial Statements, Captions [Line Items]
Net revenue		0	0
Cost of products sold		0	0
Gross Margin		0	0
Selling, general and administrative expenses		2.2	3.0	3.7	3.9	2.6
Impairment charges and (gain)/loss on sale of assets		0	0		0.2	20.0
Restructuring and other		0	0
Property and casualty (gain)/losses, net		0	0
Operating earnings/(loss)		(2.2)	(3.0)	(3.7)	(4.1)	(22.6)
Interest expense, net		139.1	115.6	181.9	161.0	157.0
Other (income)/expense, net		(76.6)	(114.4)	(142.2)	(108.4)	101.7
Earnings/(loss) from continuing operations before income taxes		(64.7)	(4.2)	(43.4)	(56.7)	(281.3)
Income tax (benefit)/expense		1.2	(2.0)	(3.0)	(3.2)	8.3
Earnings/(loss) from continuing operations		(65.9)	(2.2)	(40.4)	(53.5)	(289.6)
Earnings/(loss) from discontinued operations		0	0		(0.5)
Net earnings/(loss)		(65.9)	(2.2)	(40.4)	(54.0)	(289.6)
Net earnings/(loss) attributable to noncontrolling interest		0	0
Net earnings/(loss) attributable to Catalent		(65.9)	(2.2)	(40.4)	(54.0)	(289.6)
Other comprehensive income/(loss) attributable to Catalent, net of tax		(3.7)	7.0
Comprehensive income/(loss) attributable to Catalent		(69.6)	4.8
Guarantor
Condensed Financial Statements, Captions [Line Items]
Net revenue		482.5	406.8	591.9	490.9	444.2
Cost of products sold		293.2	230.6	337.6	279.2	259.3
Gross Margin		189.3	176.2	254.3	211.7	184.9
Selling, general and administrative expenses		168.1	159.3	231.7	167.9	156.4
Impairment charges and (gain)/loss on sale of assets		3.0	(0.5)	(0.3)	3.4	180.3
Restructuring and other		4.1	2.9	1.8	4.8	4.3
Property and casualty (gain)/losses, net		0	0		0.3
Operating earnings/(loss)		14.1	14.5	21.0	35.3	(156.1)
Interest expense, net		0.7	0.2	0.7	2.2	0.4
Other (income)/expense, net		(86.1)	(58.5)	(123.8)	(462.4)	(138.2)
Earnings/(loss) from continuing operations before income taxes		99.5	72.8	144.1	495.5	(18.3)
Income tax (benefit)/expense		5.2	4.3	5.7	3.5	7.7
Earnings/(loss) from continuing operations		94.3	68.5	138.4	492.0	(26.0)
Earnings/(loss) from discontinued operations		(4.9)	(3.9)	(40.0)	8.1	(45.9)
Net earnings/(loss)		89.4	64.6	98.4	500.1	(71.9)
Net earnings/(loss) attributable to noncontrolling interest		0	0
Net earnings/(loss) attributable to Catalent		89.4	64.6	98.4	500.1	(71.9)
Other comprehensive income/(loss) attributable to Catalent, net of tax		0.8	0.2
Comprehensive income/(loss) attributable to Catalent		90.2	64.8
Non-Guarantor
Condensed Financial Statements, Captions [Line Items]
Net revenue		827.2	823.8	1,127.4	1,058.3	1,031.6
Cost of products sold		621.6	606.9	823.1	767.9	775.4
Gross Margin		205.6	216.9	304.3	290.4	256.2
Selling, general and administrative expenses		81.4	80.0	112.7	116.5	111.1
Impairment charges and (gain)/loss on sale of assets		1.6	(0.9)	2.1		14.5
Restructuring and other		8.6	9.7	17.7	7.7	13.4
Property and casualty (gain)/losses, net		0	(10.5)	(8.8)	11.3
Operating earnings/(loss)		114.0	138.6	180.7	154.9	117.2
Interest expense, net		20.9	15.4	0.6	2.3	3.6
Other (income)/expense, net		66.2	24.7	(260.0)	72.7	(196.5)
Earnings/(loss) from continuing operations before income taxes		26.9	98.5	440.1	79.9	310.1
Income tax (benefit)/expense		(0.5)	16.7	13.8	23.4	5.9
Earnings/(loss) from continuing operations		27.4	81.8	426.3	56.5	304.2
Earnings/(loss) from discontinued operations		0	(0.1)	(1.3)	(28.6)	(7.5)
Net earnings/(loss)		27.4	81.7	425.0	27.9	296.7
Net earnings/(loss) attributable to noncontrolling interest		0	1.2	1.2	3.9	2.6
Net earnings/(loss) attributable to Catalent		27.4	80.5	423.8	24.0	294.1
Other comprehensive income/(loss) attributable to Catalent, net of tax		(3.2)	(45.8)
Comprehensive income/(loss) attributable to Catalent		24.2	34.7
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenue		(14.6)	(14.1)	(24.5)	(17.4)	4.6
Cost of products sold		(14.6)	(14.1)	(24.5)	(17.4)	4.8
Gross Margin		0	0			(0.2)
Selling, general and administrative expenses		0	0
Impairment charges and (gain)/loss on sale of assets		0	0
Restructuring and other		0	0
Property and casualty (gain)/losses, net		0	0
Operating earnings/(loss)		0	0			(0.2)
Interest expense, net		0	0
Other (income)/expense, net		116.8	145.1	522.2	524.1	225.7
Earnings/(loss) from continuing operations before income taxes		(116.8)	(145.1)	(522.2)	(524.1)	(225.9)
Income tax (benefit)/expense		0	0
Earnings/(loss) from continuing operations		(116.8)	(145.1)	(522.2)	(524.1)	(225.9)
Earnings/(loss) from discontinued operations		0	0			3.7
Net earnings/(loss)		(116.8)	(145.1)	(522.2)	(524.1)	(222.2)
Net earnings/(loss) attributable to noncontrolling interest		0	0
Net earnings/(loss) attributable to Catalent		(116.8)	(145.1)	(522.2)	(524.1)	(222.2)
Other comprehensive income/(loss) attributable to Catalent, net of tax		2.4	45.6
Comprehensive income/(loss) attributable to Catalent		$ (114.4)	$ (99.5)